Shareholder Report, Average Annual Return (Details)	12 Months Ended	28 Months Ended	35 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
FIS Christian Stock Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FIS Christian Stock Fund NAV
Average Annual Return, Percent	22.45%	4.82%
FIS Knights of Columbus Global Belief ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FIS Knights of Columbus Global Belief ETF NAV
Average Annual Return, Percent	23.26%		2.46%
FIS Christian Stock Fund Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FIS Christian Stock Fund Market
Average Annual Return, Percent	22.05%	4.77%
MSCI WORLD Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD Index Net (USD)
Average Annual Return, Percent	24.92%	7.09%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	28.19%	9.07%
FIS Knights of Columbus Global Belief ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FIS Knights of Columbus Global Belief ETF Market
Average Annual Return, Percent	23.31%		2.48%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	23.56%		4.52%
FTSW All World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSW All World Index
Average Annual Return, Percent	23.31%		4.49%